Fees Summary	Apr. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 105,470,652.90
Previously Paid Amount	0.00
Total Fee Amount	14,565.50
Total Offset Amount	0.00
Net Fee	$ 14,565.50